Acquisition Acquisition of Hardin Street Transportation, Woodhaven Cavern and MPLX Terminals (Details) bbl in Thousands, $ in Millions					1 Months Ended	3 Months Ended												12 Months Ended
		Mar. 01, 2017 USD ($) mi shares bbl	Mar. 01, 2014 USD ($)	May 02, 2013 USD ($)	Dec. 31, 2015 USD ($)	Dec. 31, 2016 USD ($)		Sep. 30, 2016 USD ($) [2]	Jun. 30, 2016 USD ($)		Mar. 31, 2016 USD ($)		Dec. 31, 2015 USD ($)		Sep. 30, 2015 USD ($)	Jun. 30, 2015 USD ($)	Mar. 31, 2015 USD ($)	Dec. 31, 2016 USD ($)		Dec. 31, 2015 USD ($) shares		Dec. 31, 2014 USD ($)		Dec. 31, 2013 USD ($)
Business Acquisition [Line Items]
Units Acquired | shares																				229,493,171
Interest Costs Capitalized																		$ 28		$ 5		$ 1
Service revenue																		958		130		70
Service revenue - related parties																		936		701		662
Rental income																		298		20		0
Rental income - related parties																		235		146		15
Segment revenues																		572		36		0
Product sales - related parties																		11		1		0
Gain on sale of assets																		1		0		0
Loss (income) from equity method investments					$ (3) [1]													74	[1]	(3)		0
Other income																		6		6		6
Other income - related parties																		86		58		40
Total revenues and other income						$ 848	[2]	$ 838	$ 698	[2],[3]	$ 645	[2]	$ 369	[2]	$ 251	$ 246	$ 235	3,029		1,101		793
Cost of revenues (excludes items below)																		454		247		228
Purchased product costs																		448		20		0
Rental cost of sales																		57		11		1
Rental cost of sales - related parties																		1		1
Purchases - related parties																		388		172		153
Depreciation and amortization																		591		129		75
Impairment expense									1		129							130		0		0
General and administrative expenses																		227		125		81
Other taxes																		50		15		10
Costs and Expenses																		2,346		720		548
Income from operations						247	[2]	258	128	[2],[3]	50	[2],[4]	98	[2]	91	99	93	683		381		245
Related party interest and other financial costs																		1		0		0
Interest expense, net																		210		35		4
Other financial costs																		50		12		1
(Loss) income before (benefit) provision for income tax																		422	[5]	334	[5]	240
(Benefit) provision for income tax																		(12)		1		1
Net income						182	[2]	194	72	[2],[3]	(14)	[2],[4]	67	[2]	86	93	87	434		333		239
Less: Net income attributable to noncontrolling interests																		2		1		57
Less: Net income attributable to Predecessor																		199		176		61
Net income attributable to MPLX LP						133	[2]	$ 141	$ 19	[2],[3]	$ (60)	[2],[4]	18	[2]	$ 41	$ 51	$ 46	233	[6]	156	[6]	121	[6]
Less: Preferred unit distributions																		41		0		0
Less: General partner’s interest in net income attributable to MPLX LP																		191		57		6
Limited partners’ interest in net income attributable to MPLX LP																		1		99		115
Cash and cash equivalents					43	234							43					234		43		27		$ 54
Receivables, net					247	299							247					299		247
Receivables - related parties					241	247							241					247		241
Inventories					52	55							52					55		52
Other current assets					51	33							51					33		51
Assets, Current					634	868							634					868		634
Equity method investments					2,458	2,471							2,458					2,471		2,458
Property, plant and equipment, net					10,214	11,408							10,214					11,408		10,214
Intangibles, net					466	492							466					492		466
Goodwill					2,595	2,245							2,595					2,245		2,595		116
Long-term receivables - related parties					25	11							25					11		25
Other noncurrent assets					12	14							12					14		12
Assets					16,404	17,509							16,404					17,509		16,404
Accounts payable					96	140							96					140		96
Accrued liabilities					189	232							189					232		189
Payables - related parties					56	87							56					87		56
Deferred revenue					0	2							0					2		0
Deferred revenue - related parties					32	38							32					38		32
Accrued property, plant and equipment					174	146							174					146		174
Accrued taxes					28	38							28					38		28
Accrued interest payable					54	53							54					53		54
Other current liabilities					16	27							16					27		16
Liabilities, Current					645	763							645					763		645
Long-term deferred revenue					4	12							4					12		4
Long-term deferred revenue - related parties					9	19							9					19		9
Long-term debt					5,255	4,422							5,255					4,422		5,255
Deferred income taxes					378	6							378					6		378
Deferred credits and other liabilities					167	177							167					177		167
Liabilities					6,458	5,399							6,458					5,399		6,458
Redeemable preferred units					0	1,000							0					1,000		0
Total MPLX LP partners' capital					9,933	11,092							9,933					11,092		9,933
Noncontrolling interest					13	18							13					18		13
Partners' Capital, Including Portion Attributable to Noncontrolling Interest					9,946	11,110							9,946					11,110		9,946		784		1,399
Liabilities and Equity					16,404	17,509							16,404					17,509		16,404
Amortization of deferred financing costs																		46		5		1
Deferred income taxes																		(17)		1		0
Asset retirement expenditures																		(6)		(1)		(2)
Gain (Loss) on Disposition of Property Plant Equipment, Excluding Oil and Gas Property and Timber Property																		(1)		0		0
Distributions from unconsolidated affiliates																		148		15		0
Increase (Decrease) in Accounts Receivable																		(52)		(29)		2
Inventories																		(8)		1		1
Change in fair value of derivatives																		43		(6)		0
Current accounts payable and accrued liabilities																		102		5		1
Increase (Decrease) in Due from Related Parties, Current																		(19)		(34)		15
All other, net																		26		11		2
Net Cash Provided by (Used in) Operating Activities																		1,491		427		334
Payments to Acquire Property, Plant, and Equipment																		(1,313)		(334)		(141)
Acquisitions, net of cash acquired																		0		(1,218)		0
Investments - loans to (from) related parties																		(17)		(118)		0
Disposal of assets																		1		0		0
Investments in unconsolidated affiliates																		(87)		(14)		0
All other, net																		3		(2)		4
Net Cash Provided by (Used in) Investing Activities																		(1,413)		(1,686)		(137)
Long-term debt - borrowings																		434		1,490		1,160
Long-term debt - repayments																		(1,312)		(1,441)		(526)
Debt issuance costs																		0		(11)		(3)
Proceeds from Related Party Debt																		2,532		301		0
Repayments of Related Party Debt																		(2,540)		(293)		0
Net proceeds from equity offerings																		792		1		230
Distributions related to purchase of additional interest in Pipe Line Holdings			$ (310)	$ (100)														0		(12)		(910)
Distributions to unitholders and general partner																		(845)		(158)		(103)
Distributions to noncontrolling interests																		(3)		(1)		(47)
Contributions from MPC																		225		1		0
Payments of Distributions to Affiliates																		(104)				(25)
All other, net																		(6)		(1)		0
Net Cash Provided by (Used in) Financing Activities																		113		1,275		(224)
Cash and Cash Equivalents, Period Increase (Decrease)																		191		16		(27)
Partners' Capital Account, Sale of Units																		792		1
Contributions from MPC - MarkWest Merger																		0		1,230		0
Issuance of redeemable preferred units																		984		0		0
Payments of Distributions on Preferred Units																		25		0		0
Contributions from noncontrolling interests																		6		0		0
Payments to Class B Unitholders																		25		0		0
Scenario, Previously Reported [Member]
Business Acquisition [Line Items]
Service revenue																		958		130
Service revenue - related parties																		603		593
Rental income																		298		20
Rental income - related parties																		114		101
Segment revenues																		572		36
Product sales - related parties																		11		1
Gain on sale of assets																		1
Loss (income) from equity method investments																		74		(3)
Other income																		6		6
Other income - related parties																		101		71
Total revenues and other income																		2,590		961
Cost of revenues (excludes items below)																		354		225
Purchased product costs																		448		20
Rental cost of sales																		53		5
Rental cost of sales - related parties																		0		0
Purchases - related parties																		316		166
Depreciation and amortization																		546		116
Impairment expense																		130		0
General and administrative expenses																		193		118
Other taxes																		43		13
Costs and Expenses																		2,083		663
Income from operations																		507		298
Related party interest and other financial costs																		1		0
Interest expense, net																		210		35
Other financial costs																		50		13
(Loss) income before (benefit) provision for income tax																		246		250
(Benefit) provision for income tax																		(12)		1
Net income																		258		249
Less: Net income attributable to noncontrolling interests																		2		1
Less: Net income attributable to Predecessor																		23		92
Net income attributable to MPLX LP																		233		156
Less: Preferred unit distributions																		41
Less: General partner’s interest in net income attributable to MPLX LP																		191		57
Limited partners’ interest in net income attributable to MPLX LP																		1		99
Cash and cash equivalents					43	234							43					234		43		27
Receivables, net					245	297							245					297		245
Receivables - related parties					187	122							187					122		187
Inventories					51	54							51					54		51
Other current assets					50	33							50					33		50
Assets, Current					576	740							576					740		576
Equity method investments					2,458	2,467							2,458					2,467		2,458
Property, plant and equipment, net					9,997	10,730							9,997					10,730		9,997
Intangibles, net					466	492							466					492		466
Goodwill					2,570	2,199							2,570					2,199		2,570
Long-term receivables - related parties					25	4							25					4		25
Other noncurrent assets					12	14							12					14		12
Assets					16,104	16,646							16,104					16,646		16,104
Accounts payable					91	123							91					123		91
Accrued liabilities					187	228							187					228		187
Payables - related parties					54	75							54					75		54
Deferred revenue						2												2
Deferred revenue - related parties					32	34							32					34		32
Accrued property, plant and equipment					168	132							168					132		168
Accrued taxes					27	33							27					33		27
Accrued interest payable					54	53							54					53		54
Other current liabilities					12	24							12					24		12
Liabilities, Current					625	704							625					704		625
Long-term deferred revenue					4	12							4					12		4
Long-term deferred revenue - related parties					9	15							9					15		9
Long-term debt					5,255	4,422							5,255					4,422		5,255
Deferred income taxes					378	5							378					5		378
Deferred credits and other liabilities					166	169							166					169		166
Liabilities					6,437	5,327							6,437					5,327		6,437
Redeemable preferred units						1,000												1,000
Total MPLX LP partners' capital					9,654	10,301							9,654					10,301		9,654
Noncontrolling interest					13	18							13					18		13
Partners' Capital, Including Portion Attributable to Noncontrolling Interest					9,667	10,319							9,667					10,319		9,667
Liabilities and Equity					16,104	16,646							16,104					16,646		16,104
Amortization of deferred financing costs																		46		5
Deferred income taxes																		(17)		1
Asset retirement expenditures																		(5)		(1)
Gain (Loss) on Disposition of Property Plant Equipment, Excluding Oil and Gas Property and Timber Property																		(1)
Distributions from unconsolidated affiliates																		148		15
Increase (Decrease) in Accounts Receivable																		(52)		(29)
Inventories																		(8)		1
Change in fair value of derivatives																		43		(6)
Current accounts payable and accrued liabilities																		100		2
Increase (Decrease) in Due from Related Parties, Current																		6		(22)
All other, net																		20		12
Net Cash Provided by (Used in) Operating Activities																		1,288		340
Payments to Acquire Property, Plant, and Equipment																		(1,206)		(288)
Acquisitions, net of cash acquired																		0		(1,218)
Investments - loans to (from) related parties																		77		(77)
Disposal of assets																		1
Investments in unconsolidated affiliates																		(87)		(14)
All other, net																		3		(2)
Net Cash Provided by (Used in) Investing Activities																		(1,212)		(1,599)
Long-term debt - borrowings																		434		1,490
Long-term debt - repayments																		(1,312)		(1,441)
Debt issuance costs																				(11)
Proceeds from Related Party Debt																		2,532		301
Repayments of Related Party Debt																		(2,540)		(293)
Net proceeds from equity offerings																		792		1
Distributions related to purchase of additional interest in Pipe Line Holdings																				(12)
Distributions to unitholders and general partner																		(845)		(158)
Distributions to noncontrolling interests																		(3)		(1)
Contributions from MPC																		225		1
All other, net																		(4)		(1)
Net Cash Provided by (Used in) Financing Activities																		115		1,275
Cash and Cash Equivalents, Period Increase (Decrease)																		191		16
Partners' Capital Account, Sale of Units																				169
Contributions from MPC - MarkWest Merger																				1,230
Issuance of redeemable preferred units																		984
Payments of Distributions on Preferred Units																		25
Contributions from noncontrolling interests																		6
Payments to Class B Unitholders																		25
Scenario, Adjustment [Member]
Business Acquisition [Line Items]
Service revenue																		0		0
Service revenue - related parties																		0		0
Rental income																		0		0
Rental income - related parties																		0		0
Segment revenues																		0		0
Product sales - related parties																		0		0
Gain on sale of assets																		0
Loss (income) from equity method investments																		0		0
Other income																		0		0
Other income - related parties																		(15)	[7]	(13)	[8]
Total revenues and other income																		(15)		(13)
Cost of revenues (excludes items below)																		0		0
Purchased product costs																		0		0
Rental cost of sales																		0		0
Rental cost of sales - related parties																		(1)	[7]	(1)	[8]
Purchases - related parties																		(14)	[7]	(12)	[8]
Depreciation and amortization																		0		0
Impairment expense																		0		0
General and administrative expenses																		0		0
Other taxes																		0		0
Costs and Expenses																		(15)		(13)
Income from operations																		0		0
Related party interest and other financial costs																		0		0
Interest expense, net																		0		0
Other financial costs																		0		0
(Loss) income before (benefit) provision for income tax																		0		0
(Benefit) provision for income tax																		0		0
Net income																		0		0
Less: Net income attributable to noncontrolling interests																		0		0
Less: Net income attributable to Predecessor																		0		0
Net income attributable to MPLX LP																		0		0
Less: Preferred unit distributions																		0
Less: General partner’s interest in net income attributable to MPLX LP																		0		0
Limited partners’ interest in net income attributable to MPLX LP																		0		0
Cash and cash equivalents					0	0							0					0		0
Receivables, net					0	0							0					0		0
Receivables - related parties					(2)	(4)							(2)					(4)		(2)
Inventories					0	0							0					0		0
Other current assets					0	0							0					0		0
Assets, Current					(2)	(4)							(2)					(4)		(2)
Equity method investments					0	0							0					0		0
Property, plant and equipment, net					0	0							0					0		0
Intangibles, net					0	0							0					0		0
Goodwill					0	0							0					0		0
Long-term receivables - related parties					0	0							0					0		0
Other noncurrent assets					0	0							0					0		0
Assets					(2)	(4)							(2)					(4)		(2)
Accounts payable					0	0							0					0		0
Accrued liabilities					0	0							0					0		0
Payables - related parties					(2)	(4)							(2)					(4)		(2)
Deferred revenue						0												0
Deferred revenue - related parties					0	0							0					0		0
Accrued property, plant and equipment					0	0							0					0		0
Accrued taxes					0	0							0					0		0
Accrued interest payable					0	0							0					0		0
Other current liabilities					0	0							0					0		0
Liabilities, Current					(2)	(4)							(2)					(4)		(2)
Long-term deferred revenue					0	0							0					0		0
Long-term deferred revenue - related parties					0	0							0					0		0
Long-term debt					0	0							0					0		0
Deferred income taxes					0	0							0					0		0
Deferred credits and other liabilities					0	0							0					0		0
Liabilities					(2)	(4)							(2)					(4)		(2)
Redeemable preferred units						0												0
Total MPLX LP partners' capital					0	0							0					0		0
Noncontrolling interest					0	0							0					0		0
Partners' Capital, Including Portion Attributable to Noncontrolling Interest					0	0							0					0		0
Liabilities and Equity					(2)	(4)							(2)					(4)		(2)
HST & WHC [Member] | Scenario, Adjustment [Member]
Business Acquisition [Line Items]
Service revenue																		0		0
Service revenue - related parties																		113		108
Rental income																		0		0
Rental income - related parties																		44		45
Segment revenues																		0		0
Product sales - related parties																		0		0
Gain on sale of assets																		0
Loss (income) from equity method investments																		0		0
Other income																		0		0
Other income - related parties																		0		0
Total revenues and other income																		157		153
Cost of revenues (excludes items below)																		37		22
Purchased product costs																		0		0
Rental cost of sales																		4		6
Rental cost of sales - related parties																		2		2
Purchases - related parties																		19		18
Depreciation and amortization																		15		13
Impairment expense																		0		0
General and administrative expenses																		6		7
Other taxes																		3		2
Costs and Expenses																		86		70
Income from operations																		71		83
Related party interest and other financial costs																		(1)		0
Interest expense, net																		0		0
Other financial costs																		0		(1)
(Loss) income before (benefit) provision for income tax																		72		84
(Benefit) provision for income tax																		0		0
Net income																		72		84
Less: Net income attributable to noncontrolling interests																		0		0
Less: Net income attributable to Predecessor																		72		84
Net income attributable to MPLX LP																		0		0
Less: Preferred unit distributions																		0
Less: General partner’s interest in net income attributable to MPLX LP																		0		0
Limited partners’ interest in net income attributable to MPLX LP																		0		0
Cash and cash equivalents					0	0							0					0		0		0
Receivables, net					2	1							2					1		2
Receivables - related parties					56	91							56					91		56
Inventories					1	1							1					1		1
Other current assets					1	0							1					0		1
Assets, Current					60	93							60					93		60
Equity method investments					0	0							0					0		0
Property, plant and equipment, net					217	265							217					265		217
Intangibles, net					0	0							0					0		0
Goodwill					25	25							25					25		25
Long-term receivables - related parties					0	0							0					0		0
Other noncurrent assets					0	0							0					0		0
Assets					302	383							302					383		302
Accounts payable					5	5							5					5		5
Accrued liabilities					2	4							2					4		2
Payables - related parties					4	4							4					4		4
Deferred revenue						0												0
Deferred revenue - related parties					0	4							0					4		0
Accrued property, plant and equipment					6	9							6					9		6
Accrued taxes					1	2							1					2		1
Accrued interest payable					0	0							0					0		0
Other current liabilities					4	1							4					1		4
Liabilities, Current					22	29							22					29		22
Long-term deferred revenue					0	0							0					0		0
Long-term deferred revenue - related parties					0	0							0					0		0
Long-term debt					0	0							0					0		0
Deferred income taxes					0	0							0					0		0
Deferred credits and other liabilities					1	2							1					2		1
Liabilities					23	31							23					31		23
Redeemable preferred units						0												0
Total MPLX LP partners' capital					279	352							279					352		279
Noncontrolling interest					0	0							0					0		0
Partners' Capital, Including Portion Attributable to Noncontrolling Interest					279	352							279					352		279
Liabilities and Equity					302	383							302					383		302
Amortization of deferred financing costs																		0		0
Deferred income taxes																		0		0
Asset retirement expenditures																		(1)		0
Gain (Loss) on Disposition of Property Plant Equipment, Excluding Oil and Gas Property and Timber Property																		0
Distributions from unconsolidated affiliates																		0		0
Increase (Decrease) in Accounts Receivable																		1		0
Inventories																		0		0
Change in fair value of derivatives																		0		0
Current accounts payable and accrued liabilities																		0		3
Increase (Decrease) in Due from Related Parties, Current																		2		(12)
All other, net																		5		(1)
Net Cash Provided by (Used in) Operating Activities																		94		87
Payments to Acquire Property, Plant, and Equipment																		(60)		(46)
Acquisitions, net of cash acquired																		0		0
Investments - loans to (from) related parties																		(33)		(41)
Disposal of assets																		0
Investments in unconsolidated affiliates																		0		0
All other, net																		0		0
Net Cash Provided by (Used in) Investing Activities																		(93)		(87)
Long-term debt - borrowings																		0		0
Long-term debt - repayments																		0		0
Debt issuance costs																				0
Proceeds from Related Party Debt																		0		0
Repayments of Related Party Debt																		0		0
Net proceeds from equity offerings																		0		0
Distributions related to purchase of additional interest in Pipe Line Holdings																				0
Distributions to unitholders and general partner																		0		0
Distributions to noncontrolling interests																		0		0
Contributions from MPC																		0		0
Payments of Distributions to Affiliates																		0
All other, net																		(1)		0
Net Cash Provided by (Used in) Financing Activities																		(1)		0
Cash and Cash Equivalents, Period Increase (Decrease)																		0		0
Partners' Capital Account, Sale of Units																				0
Contributions from MPC - MarkWest Merger																				0
Issuance of redeemable preferred units																		0
Payments of Distributions on Preferred Units																		0
Contributions from noncontrolling interests																		0
Payments to Class B Unitholders																		0
MPLX Terminals [Member] | Scenario, Adjustment [Member]
Business Acquisition [Line Items]
Service revenue																		0
Service revenue - related parties																		220
Rental income																		0
Rental income - related parties																		77
Segment revenues																		0
Product sales - related parties																		0
Gain on sale of assets																		0
Loss (income) from equity method investments																		0
Other income																		0
Other income - related parties																		0
Total revenues and other income																		297
Cost of revenues (excludes items below)																		63
Purchased product costs																		0
Rental cost of sales																		0
Rental cost of sales - related parties																		0
Purchases - related parties																		67
Depreciation and amortization																		30
Impairment expense																		0
General and administrative expenses																		28
Other taxes																		4
Costs and Expenses																		192
Income from operations																		105
Related party interest and other financial costs																		1
Interest expense, net																		0
Other financial costs																		0
(Loss) income before (benefit) provision for income tax																		104
(Benefit) provision for income tax																		0
Net income																		104
Less: Net income attributable to noncontrolling interests																		0
Less: Net income attributable to Predecessor																		104
Net income attributable to MPLX LP																		0
Less: Preferred unit distributions																		0
Less: General partner’s interest in net income attributable to MPLX LP																		0
Limited partners’ interest in net income attributable to MPLX LP																		0
Cash and cash equivalents					0	0							0					0		0
Receivables, net						1												1
Receivables - related parties						38												38
Inventories						0												0
Other current assets						0												0
Assets, Current						39												39
Equity method investments						4												4
Property, plant and equipment, net						413												413
Intangibles, net						0												0
Goodwill						21												21
Long-term receivables - related parties						7												7
Other noncurrent assets						0												0
Assets						484												484
Accounts payable						12												12
Accrued liabilities						0												0
Payables - related parties						12												12
Deferred revenue						0												0
Deferred revenue - related parties						0												0
Accrued property, plant and equipment						5												5
Accrued taxes						3												3
Accrued interest payable						0												0
Other current liabilities						2												2
Liabilities, Current						34												34
Long-term deferred revenue						0												0
Long-term deferred revenue - related parties						4												4
Long-term debt						0												0
Deferred income taxes						1												1
Deferred credits and other liabilities						6												6
Liabilities						45												45
Redeemable preferred units						0												0
Total MPLX LP partners' capital						439												439
Noncontrolling interest						0												0
Partners' Capital, Including Portion Attributable to Noncontrolling Interest						439												439
Liabilities and Equity						484												484
Amortization of deferred financing costs																		0
Deferred income taxes																		0
Asset retirement expenditures																		0
Gain (Loss) on Disposition of Property Plant Equipment, Excluding Oil and Gas Property and Timber Property																		0
Distributions from unconsolidated affiliates																		0
Increase (Decrease) in Accounts Receivable																		(1)
Inventories																		0
Change in fair value of derivatives																		0
Current accounts payable and accrued liabilities																		2
Increase (Decrease) in Due from Related Parties, Current																		(27)
All other, net																		1
Net Cash Provided by (Used in) Operating Activities																		109
Payments to Acquire Property, Plant, and Equipment																		(47)
Acquisitions, net of cash acquired																		0
Investments - loans to (from) related parties																		(61)
Disposal of assets																		0
Investments in unconsolidated affiliates																		0
All other, net																		0
Net Cash Provided by (Used in) Investing Activities																		(108)
Long-term debt - borrowings																		0
Long-term debt - repayments																		0
Proceeds from Related Party Debt																		0
Repayments of Related Party Debt																		0
Net proceeds from equity offerings																		0
Distributions to unitholders and general partner																		0
Distributions to noncontrolling interests																		0
Contributions from MPC																		0
Payments of Distributions to Affiliates																		0
All other, net																		(1)
Net Cash Provided by (Used in) Financing Activities																		(1)
Cash and Cash Equivalents, Period Increase (Decrease)																		0
Issuance of redeemable preferred units																		0
Payments of Distributions on Preferred Units																		0
Contributions from noncontrolling interests																		0
Payments to Class B Unitholders																		0
Limited Partners Common Units [Member]
Business Acquisition [Line Items]
Net income attributable to MPLX LP	[6]																	1		97		58
General Partner Units [Member]
Business Acquisition [Line Items]
Partners' Capital Account, Sale of Units																		1
Limited Partners Class B Units [Member]
Business Acquisition [Line Items]
Total MPLX LP partners' capital					266	133							266					133		266
Limited Partners Class B Units [Member] | Scenario, Previously Reported [Member]
Business Acquisition [Line Items]
Total MPLX LP partners' capital					266	133							266					133		266
Limited Partners Class B Units [Member] | Scenario, Adjustment [Member]
Business Acquisition [Line Items]
Total MPLX LP partners' capital					0	0							0					0		0
Limited Partners Class B Units [Member] | HST & WHC [Member] | Scenario, Adjustment [Member]
Business Acquisition [Line Items]
Total MPLX LP partners' capital					0	0							0					0		0
Limited Partners Class B Units [Member] | MPLX Terminals [Member] | Scenario, Adjustment [Member]
Business Acquisition [Line Items]
Total MPLX LP partners' capital						0												0
Public [Member] | Limited Partners Common Units [Member]
Business Acquisition [Line Items]
Total MPLX LP partners' capital					7,691	8,086							7,691					8,086		7,691
Public [Member] | Limited Partners Common Units [Member] | Scenario, Previously Reported [Member]
Business Acquisition [Line Items]
Total MPLX LP partners' capital					7,691	8,086							7,691					8,086		7,691
Public [Member] | Limited Partners Common Units [Member] | Scenario, Adjustment [Member]
Business Acquisition [Line Items]
Total MPLX LP partners' capital					0	0							0					0		0
Public [Member] | Limited Partners Common Units [Member] | HST & WHC [Member] | Scenario, Adjustment [Member]
Business Acquisition [Line Items]
Total MPLX LP partners' capital					0	0							0					0		0
Public [Member] | Limited Partners Common Units [Member] | MPLX Terminals [Member] | Scenario, Adjustment [Member]
Business Acquisition [Line Items]
Total MPLX LP partners' capital						0												0
MPC [Member]
Business Acquisition [Line Items]
Service revenue - related parties																		936		701		662
Rental income - related parties																		235		146		15
Product sales - related parties																		11	[9]	1	[9]	0
Other income - related parties																		45		55		39
Receivables - related parties					229	242							229					242		229
Long-term receivables - related parties					25	11							25					11		25
Payables - related parties					35	63							35					63		35
MPC [Member] | Predecessor [Member]
Business Acquisition [Line Items]
Total MPLX LP partners' capital					692	791							692					791		692
Partners' Capital, Including Portion Attributable to Noncontrolling Interest					692	791							692					791		692		321		$ 285
Payments of Distributions to Affiliates																		(104)		0		(25)
MPC [Member] | Scenario, Previously Reported [Member]
Business Acquisition [Line Items]
Total MPLX LP partners' capital					413	0							413					0		413
Payments of Distributions to Affiliates																		(104)
MPC [Member] | Scenario, Adjustment [Member]
Business Acquisition [Line Items]
Total MPLX LP partners' capital					0	0							0					0		0
MPC [Member] | HST & WHC [Member] | Scenario, Adjustment [Member]
Business Acquisition [Line Items]
Total MPLX LP partners' capital					279	352							279					352		279
MPC [Member] | MPLX Terminals [Member] | Scenario, Adjustment [Member]
Business Acquisition [Line Items]
Total MPLX LP partners' capital						439												439
MPC [Member] | Limited Partners Common Units [Member]
Business Acquisition [Line Items]
Total MPLX LP partners' capital					465	1,069							465					1,069		465
MPC [Member] | Limited Partners Common Units [Member] | Scenario, Previously Reported [Member]
Business Acquisition [Line Items]
Total MPLX LP partners' capital					465	1,069							465					1,069		465
MPC [Member] | Limited Partners Common Units [Member] | Scenario, Adjustment [Member]
Business Acquisition [Line Items]
Total MPLX LP partners' capital					0	0							0					0		0
MPC [Member] | Limited Partners Common Units [Member] | HST & WHC [Member] | Scenario, Adjustment [Member]
Business Acquisition [Line Items]
Total MPLX LP partners' capital					0	0							0					0		0
MPC [Member] | Limited Partners Common Units [Member] | MPLX Terminals [Member] | Scenario, Adjustment [Member]
Business Acquisition [Line Items]
Total MPLX LP partners' capital						0												0
MPC [Member] | General Partner [Member]
Business Acquisition [Line Items]
Net income attributable to MPLX LP	[6]																	191		57		$ 8
Total MPLX LP partners' capital					819	1,013							819					1,013		819
MPC [Member] | General Partner [Member] | Scenario, Previously Reported [Member]
Business Acquisition [Line Items]
Total MPLX LP partners' capital					819	1,013							819					1,013		819
MPC [Member] | General Partner [Member] | Scenario, Adjustment [Member]
Business Acquisition [Line Items]
Total MPLX LP partners' capital					0	0							0					0		0
MPC [Member] | General Partner [Member] | HST & WHC [Member] | Scenario, Adjustment [Member]
Business Acquisition [Line Items]
Total MPLX LP partners' capital					$ 0	0							$ 0					0		0
MPC [Member] | General Partner [Member] | MPLX Terminals [Member] | Scenario, Adjustment [Member]
Business Acquisition [Line Items]
Total MPLX LP partners' capital						$ 0												$ 0
MarkWest Merger [Member] | General Partner Units [Member]
Business Acquisition [Line Items]
Partners' Capital Account, Sale of Units																				$ 169
Subsequent Event [Member]
Business Acquisition [Line Items]
Number of natural gas liquids storage caverns		9
Number of light product terminals		62
Subsequent Event [Member] | Limited Partner [Member]
Business Acquisition [Line Items]
Business Acquisition, Equity Interest Issued or Issuable, Value Assigned		$ 504
Subsequent Event [Member] | HST & WHC & MPLXT [Member] | Limited Partner [Member]
Business Acquisition [Line Items]
Business Acquisition, Equity Interest Issued or Issuable, Fair Value Assigned		$ 503
Subsequent Event [Member] | HST & WHC & MPLXT [Member] | General Partner Units [Member]
Business Acquisition [Line Items]
Units Acquired | shares		264,497
Subsequent Event [Member] | HST & WHC & MPLXT [Member] | Limited Partners Common Units [Member]
Business Acquisition [Line Items]
Units Acquired | shares		9,197,900
Subsequent Event [Member] | Cash and Cash Equivalents [Member]
Business Acquisition [Line Items]
Distributions related to purchase of additional interest in Pipe Line Holdings		$ (1,500)
Partially Owned Properties [Member] | Subsequent Event [Member]
Business Acquisition [Line Items]
Number of light product terminals		2
Property Subject to Operating Lease [Member] | Subsequent Event [Member]
Business Acquisition [Line Items]
Number of light product terminals		1
Wholly Owned Properties [Member] | Subsequent Event [Member]
Business Acquisition [Line Items]
Number of light product terminals		59
Crude Oil [Member] | Subsequent Event [Member]
Business Acquisition [Line Items]
Miles of pipeline | mi		174
Refined Products [Member] | Subsequent Event [Member]
Business Acquisition [Line Items]
Miles of pipeline | mi		430
Natural gas liquids storage caverns [Member] | Subsequent Event [Member]
Business Acquisition [Line Items]
Storage Capacity | bbl		1,750
Light-product terminal [Member] | Subsequent Event [Member]
Business Acquisition [Line Items]
Storage Capacity | bbl		23,600
MPLX Logistics LLC [Member] | Subsequent Event [Member] | HST & WHC & MPLXT [Member] | Limited Partners Common Units [Member]
Business Acquisition [Line Items]
Units Acquired | shares		2,630,427
MPLX Holdings Inc [Member] | Subsequent Event [Member] | HST & WHC & MPLXT [Member] | Limited Partners Common Units [Member]
Business Acquisition [Line Items]
Units Acquired | shares		1,132,049

[1]	(2)Income (loss) from equity method investments includes the impact of any basis differential amortization or accretion.
[2]	(3)These amounts include results from the MarkWest Merger which closed on December 4, 2015. See Note 4 for more information on the MarkWest Merger.
[3]	(2)Second quarter 2016 results included impairment expense related to equity method investments of $89 million. See Note 5 for more information.
[4]	(1)First quarter 2016 results included goodwill impairment expense of $129 million. See Note 18 for more information.
[5]	(2)Financial information has been retrospectively adjusted for the acquisition of HSM, HST, WHC and MPLXT from MPC. See Notes 1 and 3. Prior to these acquisitions, MPC paid all income taxes related to Predecessor.
[6]	(1)Allocation of net income (loss) attributable to MPLX LP assumes all earnings for the period had been distributed based on the current period distribution priorities.
[7]	(1)Represents intercompany transactions eliminated during the consolidation process, in accordance with GAAP.
[8]	(1)Represents intercompany transactions eliminated during the consolidation process, in accordance with GAAP.
[9]	(1)For 2016 and 2015, there were $46 million and $1 million, respectively, of additional product sales to MPC that net to zero within the consolidated financial statements, as the transactions are recorded net due to the terms of the agreements under which such product was sold. There were no such transactions in 2014.